FINANCIAL INSTRUMENTS (Details 3) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets
Foreign exchange contracts		$ 136	$ 68
Liabilities
Foreign exchange contracts	$ 5
Assets transferred between Level 1, Level 2 and Level 3	0	0	0
Liabilities transferred between Level 1, Level 2 and Level 3	0	0	0
Recurring | Level 2
Assets
Interest rate derivatives	4,703	7,407	6,121
Foreign exchange contracts		136
Total assets	4,703	7,543	6,189
Liabilities
Interest rate derivatives	4,558	6,939	6,883
Foreign exchange contracts	5
Total liabilities	$ 4,563	$ 6,939	$ 6,883